Fair Value (Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Assets:
Trading account assets, Trading securities	¥ 40,458,856		¥ 40,826,384
Investment securities, Securities available-for-sale	52,631,792		58,844,069
Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available-for-sale	4,721,557		4,097,404
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	28,429,911	[1]	26,180,506	[1]
Trading account assets, Trading derivative assets	12,028,945		14,645,878
Investment securities, Securities available-for-sale	52,631,792		58,844,069
Investment securities, Other investment securities	26,465		25,900
Other Assets	663,319	[2],[3]	597,999	[2],[3]
Assets at fair value, Total	93,780,432		100,294,352
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	270,536		78,813
Trading account liabilities, Trading derivative liabilities	11,868,615		14,890,669
Obligation to return securities received as collateral	2,682,368		3,034,547
Other liabilities	614,703	[4]	553,705	[4]
Liabilities at fair value, Total	15,436,222		18,557,734
Trading securities classified as equity securities valued at net asset value	41,449		38,959
Unfunded commitment of trading securities classified as equity securities valued at net asset value	9,786		8,644
Real estate funds classified as other assets valued at net asset value	4,533		4,276
Hedged funds classified as other assets valued at net asset value	2,033		3,189
Private equity funds classified as other assets valued at net asset value	2,613		2,943
Unfunded commitment of real estate funds classified as other assets valued at net asset value
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,214		1,221
Unfunded commitment of private equity funds classified as other assets valued at net asset value	1,919		2,028
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	19,215,041	[1]	15,613,802	[1]
Trading account assets, Trading derivative assets	149,846		52,242
Investment securities, Securities available-for-sale	45,182,974		52,347,228
Other Assets	547,875	[2],[3]	455,012	[2],[3]
Assets at fair value, Total	65,095,736		68,468,284
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	259,728		72,756
Trading account liabilities, Trading derivative liabilities	187,653		124,431
Obligation to return securities received as collateral	2,558,456		2,887,425
Liabilities at fair value, Total	3,005,837		3,084,612
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	8,649,007	[1]	9,935,591	[1]
Trading account assets, Trading derivative assets	11,787,780		14,520,461
Investment securities, Securities available-for-sale	6,953,986		6,024,714
Investment securities, Other investment securities	1,102		1,105
Other Assets	106,768	[2],[3]	134,569	[2],[3]
Assets at fair value, Total	27,498,643		30,616,440
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	10,808		6,057
Trading account liabilities, Trading derivative liabilities	11,576,176		14,672,597
Obligation to return securities received as collateral	123,912		147,122
Other liabilities	486,121	[4]	431,773	[4]
Liabilities at fair value, Total	12,197,017		15,257,549
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	565,863	[1]	631,113	[1]
Trading account assets, Trading derivative assets	91,319		73,175
Investment securities, Securities available-for-sale	494,832		472,127
Investment securities, Other investment securities	25,363		24,795
Other Assets	8,676	[2],[3]	8,418	[2],[3]
Assets at fair value, Total	1,186,053		1,209,628
Liabilities:
Trading account liabilities, Trading derivative liabilities	104,786		93,641
Other liabilities	128,582	[4]	121,932	[4]
Liabilities at fair value, Total	233,368		215,573
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	8,894,159		11,214,327
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,866,318		11,204,827
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	63,957		6,770
Liabilities:
Trading account liabilities, Trading derivative liabilities	67,399		43,946
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	8,786,073		11,175,763
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,752,734		11,126,837
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	44,129		31,794
Liabilities:
Trading account liabilities, Trading derivative liabilities	46,185		34,044
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	2,835,641		3,192,644
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,702,262		3,428,433
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	2,464		511
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,081		274
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	2,813,135		3,171,002
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,668,185		3,390,222
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	20,042		21,131
Liabilities:
Trading account liabilities, Trading derivative liabilities	32,996		37,937
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	156,046		103,671
Liabilities:
Trading account liabilities, Trading derivative liabilities	161,134		131,217
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	59,285		34,062
Liabilities:
Trading account liabilities, Trading derivative liabilities	77,357		67,551
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	72,722		53,874
Liabilities:
Trading account liabilities, Trading derivative liabilities	65,686		49,312
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	24,039		15,735
Liabilities:
Trading account liabilities, Trading derivative liabilities	18,091		14,354
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	85,443		73,602
Liabilities:
Trading account liabilities, Trading derivative liabilities	79,111		63,845
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	24,140		10,899
Liabilities:
Trading account liabilities, Trading derivative liabilities	41,816		12,660
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	58,559		59,075
Liabilities:
Trading account liabilities, Trading derivative liabilities	33,576		46,753
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	2,744		3,628
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,719		4,432
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	57,656		61,634
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,790		62,347
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	57,291		60,747
Liabilities:
Trading account liabilities, Trading derivative liabilities	55,995		59,473
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	365		887
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,795		2,874
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	2,974,767		4,602,555
Investment securities, Securities available-for-sale	42,116,958		49,479,954
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	2,741,702		4,420,457
Investment securities, Securities available-for-sale	39,991,045		48,069,738
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	233,065		182,098
Investment securities, Securities available-for-sale	2,125,913		1,410,216
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	98,390		129,974
Investment securities, Securities available-for-sale	208,209		217,075
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	98,390		129,974
Investment securities, Securities available-for-sale	208,209		217,075
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	17,196,307		12,223,674
Investment securities, Securities available-for-sale	1,024,927		716,296
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	15,302,377		9,983,023
Investment securities, Securities available-for-sale	615,687		319,176
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,858,713		2,144,396
Investment securities, Securities available-for-sale	260,397		248,398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	35,217		96,255
Investment securities, Securities available-for-sale	148,843		148,722
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	3,020,748		2,806,981
Investment securities, Securities available-for-sale	1,688,642		1,922,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	75
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,949,020		2,729,892
Investment securities, Securities available-for-sale	1,607,731		1,830,100
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	71,653		77,089
Investment securities, Securities available-for-sale	80,911		92,846
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	1,923,440		3,229,917
Investment securities, Securities available-for-sale	1,509,990		1,223,620
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,916,443		3,220,036
Investment securities, Securities available-for-sale	1,487,800		1,202,128
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	6,997		9,881
Investment securities, Securities available-for-sale	22,190		21,492
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Investment securities, Securities available-for-sale	369,701		269,382
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available-for-sale	369,701		269,343
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available-for-sale			39
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	625,477		476,518
Investment securities, Securities available-for-sale	843,197		810,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	229,310		80,447
Investment securities, Securities available-for-sale	748,921		708,428
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	396,167		396,071
Investment securities, Securities available-for-sale	94,276		102,250
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	36,101		41,123
Investment securities, Securities available-for-sale	148,611		106,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	5,238		11,597
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	30,863		29,526
Investment securities, Securities available-for-sale	148,611		106,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	1,081,742		1,129,508
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,081,742		1,129,508
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,472,939	[5]	1,540,256	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	1,170,887	[5]	1,210,322	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	277,086	[5]	307,643	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	24,966	[5]	22,291	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available-for-sale	4,721,557		4,097,404
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available-for-sale	4,576,242		3,958,314
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available-for-sale	145,314		139,026
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available-for-sale	¥ 1		¥ 64

[1]	Includes securities under fair value option.
[2]	Mainly comprised of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[3]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively, and those at September 30, 2013 were ¥4,533 million, ¥2,033 million and ¥2,613 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively, and those at September 30, 2013 were nil, ¥1,214 million and ¥1,919 million, respectively.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥38,959 million and ¥41,449 million at March 31, 2013 and September 30, 2013, respectively. The unfunded commitments related to these investments at March 31, 2013 and September 30, 2013 were ¥8,644 million and ¥9,786 million, respectively. These investments were mainly hedge funds.